Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,174,035,813.00
Previously Paid Amount	0.00
Total Fee Amount	162,134.35
Total Offset Amount	0.00
Net Fee	162,134.35
Narrative - Max Aggregate Offering Price	$ 1,174,035,813.00
Final Prospectus	true